Schedule of convertible promissory notes (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 13, 2018	Jan. 23, 2019	Jan. 31, 2019
Convertible Debentures And Promissory Notes [Line Items]
Balance			$ 0
Issued			2,175,000
Derivative liabilities	$ (393,010)	$ 0	(393,010)
Accretion Expense			63,840
Balance			1,845,830
Convertible promissory notes (d)
Convertible Debentures And Promissory Notes [Line Items]
Balance			0
Issued			2,000,000
Derivative liabilities			(393,010)
Accretion Expense			63,840
Balance			1,670,830
Convertible promissory notes (e)
Convertible Debentures And Promissory Notes [Line Items]
Balance			0
Issued			175,000
Derivative liabilities			0
Accretion Expense			0
Balance			$ 175,000